Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	C-Bond Systems, Inc
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001421636
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false